Reserves	12 Months Ended
Dec. 31, 2022
Disclosure of reserves within equity [abstract]
Reserves	RESERVES
The following table summarizes the changes in the Company’s reserves during the years ended December 31, 2022 and 2021:

	Share-based compensation	Equity component of Convertible Notes	Other	Total
Balance – December 31, 2020	$16,854	$18,539	$3,386	$38,779
Options issued in Premier Acquisition (note 5(c))	8,155	—	—	8,155
Exercise of stock options and settlement of RSUs and pRSUs (note 18(b))	(7,869)	—	—	(7,869)
Share-based compensation (note 18(d))	7,973	—	—	7,973
Balance – December 31, 2021	25,113	18,539	3,386	47,038
Exercise of stock options and settlement of RSUs and pRSUs (note 18(b))	(9,887)	—	—	(9,887)
Share-based compensation (note 18(d))	4,469	—	—	4,469
Balance – December 31, 2022	$19,695	$18,539	$3,386	$41,620